Equity reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number, weighted average exercise price and value of RSU, options and warrants [Table Text Block]
	RSUs		Options				Warrants
	Number	Value	Number		Weighted average exercise price	Value	Number		Weighted average exercise price	Value	Total
December 31, 2023	217	$830	890	C$	10.08	$4,649	328	C$	13.00	$6,721	$12,200
Granted[1]	-	308	1,618		2.51	1,504	-		-	-	1,812
Exercised	(83)	(693)	-		-	-	-		-	-	(693)
Expired	-	-	(32)		(30.40)	(544)	-		-	-	(544)
Forfeited	(64)	(205)	(332)		(6.22)	(717)	-		-	-	(922)
December 31, 2024	70	$240	2,144	C$	4.66	$4,892	328	C$	13.00	$6,721	$11,853
Granted[1]	1,888	2,004	45		2.46	554	20,178		0.57	11,583	14,141
Exercised	(599)	(204)	-		-	-	-		-	-	(204)
Expired	-	-	(88)		(6.70)	(299)	(328)		(13.00)	(6,721)	(7,020)
Forfeited	(54)	(59)	(466)		(5.07)	(870)	-		-	-	(929)
December 31, 2025	1,305	$1,981	1,635	C$	4.25	$4,277	20,178	C$	0.57	$11,583	$17,841

Disclosure of detailed information about restricted share units [Table Text Block]
	December 31,	December 31,
(in number of units)	2025	2024
Outstanding, beginning of year	70	217
Granted	1,888	-
Exercised	(599)	(83)
Forfeited	(54)	(64)
Outstanding, end of year	1,305	70

Disclosure of share based payment arrangement, option, exercise price range [Table Text Block]
	Range of prices	Number outstanding	Number exercisable	Weighted average remaining life (years)		Weighted average exercise price		Weighted average grant date share price
C$	2.46 - 5.00	1,255	868	3.6	C$	2.51	C$	2.51
	5.01 - 10.00	271	233	2.1		6.83		6.83
	15.01 - 20.00	109	109	0.7		17.77		17.77
		1,635	1,210			C$ 4.25

Disclosure of number, exercise price and fair value assumptions of warrants [Table Text Block]
Number outstanding	Number exercisable	Grant Date	Expiry Date		Exercise price	Expected volatility	Expected life (years)	Risk-free Interest rate
19,180	19,180	12/07/25	12/07/30	C$	0.57	70.67%	5.00	3.63%
998	998	12/07/25	10/13/30	C$	0.57	70.67%	5.00	3.63%
20,178	20,178			C$	0.57